Basis of Preparation - Summary of Effect Of Changes in Foreign Exchange Rates (Detail) - Rate	3 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016
Foreign exchange rates [abstract]
Quarterly average exchange rate	3.250	3.160	3.220	3.150	3.290	3.250	3.510	3.910
Period-end exchange rate	3.310	3.170	3.310	3.170	3.260	3.250	3.210	3.560